6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liability		$ 732,260	$ 1,099,708
Fair Value, Inputs, Level 3 [Member]
Derivative liability		$ 732,260
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability